Federated California Municipal Income Fund
Class A Shares
Class B Shares
Federated New York Municipal Income Fund
Class A Shares
Class B Shares
Federated North Carolina Municipal Income Fund
Class A Shares
Federated Ohio Municipal Income Fund
Class F Shares
Federated Pennsylvania Municipal Income Fund
Class A Shares
Class B Shares
(Portfolios of Federated Municipal Securities Income Trust)

Supplement to Statements of Additional Information dated October 31, 2007.

1. Please replace the section entitled “CUSTODIAN” with the following:

CUSTODIAN

The Bank of New York Mellon, New York, New York is custodian for the securities and cash of the Fund.

2. Under the section entitled “Addresses” please replace the address entitled “Custodian, Transfer Agent and Dividend Disbursing Agent” with the following:

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Transfer Agent and Dividend Disbursing Agent

State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600

3. Under the section entitled “Appendix”, please replace “Custodian” with the following:

CUSTODIAN

The Bank of New York Mellon

September 8, 2008

Cusip 313923104
Cusip 313923203
Cusip 313923401
Cusip 313923880
Cusip 313923500
Cusip 313923609
Cusip 313923708
Cusip 313923807
38989 (9/08)